Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 85% Portfolio - VIP FundsManager 85% Portfolio - Service Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	5.29%
Annual Return 2015	0.39%
Annual Return 2016	5.66%
Annual Return 2017	23.05%
Annual Return 2018	(8.90%)
Annual Return 2019	26.05%
Annual Return 2020	17.93%
Annual Return 2021	18.02%
Annual Return 2022	(17.01%)
Annual Return 2023	17.69%